JPMORGAN TRUST I

270 Park Avenue

New York, NY 10017

March 4, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (the “Trust”) on behalf of
the funds (the “Funds”) listed on Appendix A hereto
File Nos. 811-21295 and 333-103022

Ladies and Gentlemen:

Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses of the Funds listed in Appendix A, except for the JPMorgan Tax Aware Real Return SMA Fund prospectus and the Class A, Class C and Class I Shares prospectus for the JPMorgan Tax Aware Equity Fund and JPMorgan Real Return Fund, do not differ from the prospectuses contained in the Post-Effective Amendment No. 580 (Amendment 581 under the Investment Company Act of 1940) filed electronically on February 25, 2019.

If you have any questions, please call the undersigned at (212) 270-6803.

Sincerely,

/s/ Zach Vonnegut-Gabovitch
Zach Vonnegut-Gabovitch
Assistant Secretary

JPMorgan Trust I

Appendix A

J.P. Morgan Income Funds

JPMorgan Emerging Markets Strategic Debt Fund

J.P. Morgan Funds

JPMorgan Research Market Neutral Fund

JPMorgan Opportunistic Equity Long/Short Fund

J.P. Morgan Tax Aware Funds (Class R6 Prospectuses)

JPMorgan Tax Aware Equity Fund

JPMorgan Tax Aware Real Return Fund